Document And Entity Information	Apr. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2022
Entity Registrant Name	CAMBIUM NETWORKS CORP
Entity Central Index Key	0001738177
Entity Emerging Growth Company	true
Entity File Number	001-38952
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Cambium Networks, Inc.
Entity Address, Address Line Two	3800 Golf Road, Suite 360
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	345
Local Phone Number	943-3100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Ordinary shares, $0.0001 par value
Trading Symbol	CMBM
Security Exchange Name	NASDAQ